Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.3%
Aristocrat Leisure Ltd.	808,882	$33,467,595
ASX Ltd.	388,066	14,318,430
BHP Group Ltd.	6,413,497	182,837,230
Brambles Ltd.	2,196,947	35,699,435
Cochlear Ltd.	49,765	9,342,870
Coles Group Ltd.	936,534	13,507,211
Computershare Ltd.	1,027,011	24,534,842
Evolution Mining Ltd.	1,617,039	11,443,080
Fortescue Ltd.	1,787,028	24,852,606
Insurance Australia Group Ltd.	3,129,608	16,088,808
James Hardie Industries PLC(a)(b)	478,396	10,075,371
Medibank Pvt Ltd.	6,084,410	19,418,330
Pro Medicus Ltd.	83,088	14,266,616
QBE Insurance Group Ltd.	2,807,392	36,424,715
REA Group Ltd.	137,424	19,148,240
Rio Tinto Ltd.	394,405	34,244,708
Stockland	3,122,646	12,910,203
Suncorp Group Ltd.	1,693,715	21,742,054
Telstra Group Ltd.	5,558,350	17,758,014
Wesfarmers Ltd.	1,667,905	91,544,558
Woodside Energy Group Ltd.	2,798,094	45,344,364
		688,969,280
Austria — 0.2%
OMV AG	229,613	12,570,423
Verbund AG	115,866	8,942,559
		21,512,982
Belgium — 0.2%
Ageas SA	277,376	18,356,627
Lotus Bakeries NV	401	3,498,586
		21,855,213
Canada — 7.2%
Agnico Eagle Mines Ltd.	334,229	53,755,929
Alimentation Couche-Tard Inc.	482,465	24,519,700
ARC Resources Ltd.	800,457	14,764,409
Barrick Mining Corp.	1,171,575	38,458,032
Brookfield Asset Management Ltd., Class A	880,805	47,646,555
Canadian National Railway Co.	705,572	67,657,038
CCL Industries Inc., Class B, NVS	147,288	8,216,330
Celestica Inc.(a)	134,099	46,167,612
CGI Inc.	196,762	17,123,646
Constellation Software Inc.	19,851	52,241,723
FirstService Corp.	60,160	9,576,358
Franco-Nevada Corp.	149,032	27,838,504
Great-West Lifeco Inc.	531,139	22,517,219
iA Financial Corp. Inc.	176,422	20,825,230
IGM Financial Inc.	142,450	5,479,432
Imperial Oil Ltd.	438,043	38,743,171
Intact Financial Corp.	316,641	59,065,833
Kinross Gold Corp.	960,865	22,347,450
Lundin Gold Inc.(b)	100,781	6,851,427
Manulife Financial Corp.	2,685,827	86,920,030
Power Corp. of Canada	772,416	36,182,476
Sun Life Financial Inc.	868,200	52,808,201
Suncor Energy Inc.	2,121,967	84,497,420
TMX Group Ltd.	437,351	16,130,738
Toromont Industries Ltd.	113,511	13,637,830
Tourmaline Oil Corp.	397,861	17,499,586
Wheaton Precious Metals Corp.	360,265	34,792,267
Security	Shares	Value
Canada (continued)
Whitecap Resources Inc.	2,095,346	$15,596,886
		941,861,032
China — 0.0%
Wharf Holdings Ltd. (The)	1,526,005	4,010,144
Denmark — 2.1%
Carlsberg A/S, Class B	89,013	10,466,107
Coloplast A/S, Class B	123,030	11,127,374
Demant A/S(a)	50,884	1,692,917
Genmab A/S(a)	53,867	15,364,366
Novo Nordisk A/S, Class B	3,962,790	195,094,773
Pandora A/S	103,611	13,864,051
Rockwool AS, Class B	146,634	5,024,514
Tryg A/S	576,342	14,206,244
		266,840,346
Finland — 1.0%
Elisa OYJ	287,206	12,655,503
Fortum OYJ	428,896	9,564,346
Kone OYJ, Class B	824,420	55,081,999
Metso OYJ	832,156	13,646,520
Orion OYJ, Class B	127,775	8,922,906
UPM-Kymmene OYJ	347,167	9,315,288
Wartsila OYJ Abp	753,037	24,637,185
		133,823,747
France — 7.8%
Air Liquide SA	523,428	101,303,662
Amundi SA(c)	77,704	5,760,382
AXA SA	2,506,914	108,771,000
Bureau Veritas SA	420,581	13,821,316
Dassault Aviation SA	23,364	7,528,936
Euronext NV(c)	135,781	19,404,699
FDJ UNITED	139,945	4,077,591
Hermes International SCA	53,789	133,098,672
Legrand SA	301,683	52,096,946
L'Oreal SA	238,541	99,545,856
LVMH Moet Hennessy Louis Vuitton SE	304,461	215,199,912
Publicis Groupe SA	369,232	37,007,796
Schneider Electric SE	637,204	181,558,397
Thales SA	110,571	31,529,629
		1,010,704,794
Germany — 6.4%
Allianz SE, Registered	738,459	296,743,544
Beiersdorf AG	77,491	8,215,132
Brenntag SE	114,460	6,356,963
CTS Eventim AG & Co. KGaA	134,794	12,076,377
Deutsche Boerse AG	352,523	89,272,910
GEA Group AG	218,121	15,601,676
Hannover Rueck SE	119,107	34,002,482
Henkel AG & Co. KGaA	56,804	4,241,753
Knorr-Bremse AG	86,942	8,089,776
MTU Aero Engines AG	71,048	31,049,757
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	256,054	158,419,044
Nemetschek SE	51,519	5,953,047
Rational AG	10,999	8,068,848
Rheinmetall AG	64,675	127,137,089
Scout24 SE(c)	119,481	13,817,531
Symrise AG, Class A	97,779	8,086,225
Talanx AG(a)	93,848	11,427,993
		838,560,147

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 2.7%
CK Asset Holdings Ltd.	3,381,500	$16,729,105
CK Infrastructure Holdings Ltd.	849,500	5,525,450
CLP Holdings Ltd.	1,773,000	15,122,564
Futu Holdings Ltd., ADR	126,152	25,109,294
Hang Seng Bank Ltd.	1,205,300	23,497,258
Henderson Land Development Co. Ltd.	1,936,000	6,810,366
HKT Trust & HKT Ltd., Class SS	5,465,000	7,979,838
Hong Kong & China Gas Co. Ltd.	10,803,370	10,054,177
Hong Kong Exchanges & Clearing Ltd.	2,914,800	158,865,011
Power Assets Holdings Ltd.	1,902,500	12,086,090
SITC International Holdings Co. Ltd.	3,083,000	11,355,111
Sun Hung Kai Properties Ltd.	2,546,500	30,987,809
Techtronic Industries Co. Ltd.	2,081,500	24,278,629
Wharf Real Estate Investment Co. Ltd.	2,370,000	6,745,538
		355,146,240
Ireland — 0.3%
AIB Group PLC	2,945,861	27,150,015
Kingspan Group PLC	171,965	12,876,443
		40,026,458
Israel — 1.0%
Bank Hapoalim BM	1,913,940	38,819,790
Bank Leumi Le-Israel BM	2,172,959	44,102,306
Check Point Software Technologies Ltd.(a)(b)	144,148	28,206,881
Mizrahi Tefahot Bank Ltd.	239,875	15,596,086
		126,725,063
Italy — 2.7%
Banca Mediolanum SpA	308,497	6,202,166
Enel SpA	7,541,801	76,291,028
Ferrari NV	235,302	94,229,139
FinecoBank Banca Fineco SpA	1,444,162	33,042,636
Generali	1,266,024	48,736,717
Moncler SpA	340,981	20,455,228
Prysmian SpA	323,209	33,698,972
Recordati Industria Chimica e Farmaceutica SpA	75,011	4,464,786
Terna - Rete Elettrica Nazionale	1,111,246	11,394,798
Unipol Assicurazioni SpA	707,550	15,490,620
		344,006,090
Japan — 13.3%
Advantest Corp.	1,032,800	154,657,457
Asics Corp.	955,000	24,318,278
Bandai Namco Holdings Inc.	763,800	23,771,280
Capcom Co. Ltd.	632,700	16,521,760
Chugai Pharmaceutical Co. Ltd.	592,100	27,099,072
Daifuku Co. Ltd.	505,400	16,110,526
Daito Trust Construction Co. Ltd.	1,027,600	19,212,067
Daiwa House Industry Co. Ltd.	1,188,700	40,330,270
Disco Corp.	128,100	42,539,824
Fast Retailing Co. Ltd.	241,400	88,622,705
Fuji Electric Co. Ltd.	154,200	11,013,174
Fujikura Ltd.	314,200	42,785,878
Fujitsu Ltd.	1,819,700	47,422,178
Hoya Corp.	316,200	51,361,001
Japan Exchange Group Inc.	2,194,700	24,473,455
KDDI Corp.	4,411,400	70,319,255
Kikkoman Corp.	534,300	4,254,649
Kobe Bussan Co. Ltd.	140,400	3,257,856
Konami Group Corp.	163,500	27,228,502
Lasertec Corp.	152,000	30,860,899
MonotaRO Co. Ltd.	503,600	7,026,277
MS&AD Insurance Group Holdings Inc.	3,074,400	63,377,095
Nexon Co. Ltd.	519,600	10,596,975
Security	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	1,695,300	$144,591,947
Nippon Building Fund Inc.	10,530	9,716,216
Nissin Foods Holdings Co. Ltd.	127,000	2,292,585
Nitori Holdings Co. Ltd.	390,700	6,330,197
Nitto Denko Corp.	657,100	16,364,979
Nomura Research Institute Ltd.	354,600	13,692,188
Obic Co. Ltd.	303,400	9,411,793
Olympus Corp.	770,700	9,484,976
Oracle Corp./Japan	73,700	6,794,390
Osaka Gas Co. Ltd.	316,900	9,971,209
Pan Pacific International Holdings Corp.	2,123,200	12,630,084
Recruit Holdings Co. Ltd.	2,179,100	108,057,065
SCREEN Holdings Co. Ltd.	89,600	8,493,871
Secom Co. Ltd.	412,300	13,937,721
Sekisui Chemical Co. Ltd.	357,700	6,196,896
SG Holdings Co. Ltd.	318,500	2,927,488
Shin-Etsu Chemical Co. Ltd.	1,598,100	48,037,172
Shionogi & Co. Ltd.	444,700	7,458,773
SMC Corp.	55,600	19,033,127
Sompo Holdings Inc.	1,653,100	50,378,989
Subaru Corp.	560,000	11,912,947
Suzuki Motor Corp.	1,613,700	24,090,719
Toho Co. Ltd./Tokyo(b)	153,200	8,980,100
Tokio Marine Holdings Inc.	4,541,000	169,348,278
Tokyo Electron Ltd.	670,500	147,825,272
Trend Micro Inc./Japan	156,700	7,996,783
Unicharm Corp.	788,500	4,878,559
ZOZO Inc.	812,700	7,025,392
		1,735,020,149
Netherlands — 8.2%
Adyen NV(a)(c)	59,117	101,296,044
ASM International NV	45,086	29,253,807
ASML Holding NV	690,961	730,559,527
ASR Nederland NV	201,515	13,448,837
BE Semiconductor Industries NV	115,167	19,635,522
Coca-Cola Europacific Partners PLC	153,955	13,675,823
CVC Capital Partners PLC(c)	487,237	8,137,637
EXOR NV, NVS	120,806	10,469,042
InPost SA(a)(b)	247,927	3,123,001
Koninklijke KPN NV	5,268,833	24,381,320
Universal Music Group NV	2,865,302	76,853,070
Wolters Kluwer NV	348,211	42,685,632
		1,073,519,262
New Zealand — 0.0%
Contact Energy Ltd.	822,750	4,385,937
Norway — 0.7%
Aker BP ASA	648,491	16,806,896
Equinor ASA	1,552,856	37,192,908
Gjensidige Forsikring ASA	464,386	12,497,668
Kongsberg Gruppen ASA	888,560	22,652,306
Orkla ASA	504,644	5,125,322
		94,275,100
Portugal — 0.0%
Jeronimo Martins SGPS SA	190,255	4,900,021
Singapore — 2.5%
CapitaLand Ascendas REIT	6,212,600	13,450,479
CapitaLand Integrated Commercial Trust	9,812,900	17,839,748
DBS Group Holdings Ltd.	2,817,080	116,634,163
Oversea-Chinese Banking Corp. Ltd.	5,580,300	72,998,123
Sembcorp Industries Ltd.(b)	1,063,800	5,330,218

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	2,327,047	$30,194,719
Singapore Technologies Engineering Ltd.(b)	2,238,700	14,585,258
United Overseas Bank Ltd.	1,747,300	46,473,727
Yangzijiang Shipbuilding Holdings Ltd.	4,980,500	13,451,115
		330,957,550
Spain — 2.7%
CaixaBank SA	5,229,481	55,274,284
Endesa SA	463,040	16,593,451
Iberdrola SA	6,753,483	136,867,709
Industria de Diseno Textil SA	1,952,709	107,829,342
Redeia Corp. SA	120,954	2,177,397
Repsol SA	1,467,960	26,936,117
		345,678,300
Sweden — 3.5%
AddTech AB, Class B	408,286	13,755,435
Alfa Laval AB	409,778	19,475,796
Assa Abloy AB, Class B	1,154,090	43,491,373
Atlas Copco AB, Class A	5,158,962	86,443,843
Atlas Copco AB, Class B	3,063,739	45,830,962
Boliden AB(a)	280,889	12,595,754
Epiroc AB, Class A	973,872	20,535,013
Epiroc AB, Class B	617,737	11,528,557
EQT AB	593,315	20,503,531
Essity AB, Class B	373,810	10,267,673
Evolution AB(c)	290,517	19,356,426
Indutrade AB	327,234	8,747,705
Investment AB Latour, Class B	168,273	4,287,497
Lifco AB, Class B	313,307	12,096,597
Sandvik AB	1,652,347	49,966,098
SKF AB, Class B	398,625	10,217,566
Volvo AB, Class B	2,282,799	62,537,386
		451,637,212
Switzerland — 14.4%
ABB Ltd., Registered	3,225,899	239,837,580
Amrize Ltd.(a)	430,179	22,260,002
Baloise Holding AG, Registered	64,039	15,903,511
BKW AG	29,796	6,668,567
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	733	11,267,925
Chocoladefabriken Lindt & Spruengli AG, Registered	74	11,335,714
Cie Financiere Richemont SA, Class A, Registered	537,775	106,374,892
EMS-Chemie Holding AG, Registered	10,626	7,278,067
Geberit AG, Registered	71,614	52,351,538
Givaudan SA, Registered	10,176	41,687,477
Helvetia Holding AG, Registered	59,456	14,610,047
Holcim AG	427,445	38,000,377
Kuehne + Nagel International AG, Registered	96,397	18,493,436
Logitech International SA, Registered	231,178	27,791,873
Nestle SA, Registered	2,551,788	243,819,365
Novartis AG, Registered	1,970,726	243,900,314
Partners Group Holding AG	60,623	74,239,937
Roche Holding AG, Bearer	38,278	12,986,327
Roche Holding AG, NVS	807,944	261,709,360
Schindler Holding AG, Participation Certificates, NVS	67,133	23,912,785
Schindler Holding AG, Registered	35,925	12,144,082
Sika AG, Registered	143,873	28,197,341
Sonova Holding AG, Registered	44,626	12,172,641
Straumann Holding AG	111,279	13,987,963
Swiss Re AG	406,709	74,265,851
Security	Shares	Value
Switzerland (continued)
Swisscom AG, Registered	29,468	$21,585,979
VAT Group AG(c)	51,565	22,534,773
Zurich Insurance Group AG	308,196	214,341,386
		1,873,659,110
United Kingdom — 17.0%
3i Group PLC	1,235,385	71,492,456
Admiral Group PLC	679,440	29,254,784
Ashtead Group PLC	483,505	32,295,604
AstraZeneca PLC	1,560,963	257,478,551
Auto Trader Group PLC(c)	2,483,613	25,479,591
BAE Systems PLC	3,652,305	89,968,941
British American Tobacco PLC	1,400,267	71,715,366
Bunzl PLC	431,728	13,123,539
Centrica PLC	5,596,378	13,189,548
Coca-Cola HBC AG, Class DI	200,885	9,115,769
Compass Group PLC	2,667,158	88,282,454
Diageo PLC	2,305,860	53,038,803
Experian PLC	1,460,993	68,148,243
GSK PLC	4,598,435	107,665,174
Halma PLC	367,439	17,122,076
Hikma Pharmaceuticals PLC	144,024	3,483,868
Imperial Brands PLC	982,106	39,023,282
Intertek Group PLC	289,324	19,271,299
Land Securities Group PLC	1,044,010	8,532,263
London Stock Exchange Group PLC	738,205	91,999,737
National Grid PLC	4,587,891	68,791,303
Next PLC	186,978	35,131,305
Prudential PLC	2,889,722	40,190,486
Reckitt Benckiser Group PLC	918,649	70,266,585
RELX PLC	3,302,896	145,976,033
Rio Tinto PLC	1,253,320	90,351,786
Sage Group PLC (The)	1,420,437	21,470,428
Schroders PLC	1,211,342	6,044,745
Segro PLC	2,116,751	19,424,075
Shell PLC	8,695,108	325,974,443
Smiths Group PLC	453,483	15,016,660
Spirax Group PLC	86,422	8,060,813
SSE PLC	1,481,525	37,323,741
Unilever PLC	3,229,332	193,773,882
Wise PLC, Class A(a)	1,853,566	23,569,997
WPP PLC	1,868,876	7,061,864
		2,218,109,494
Total Common Stocks — 99.2% (Cost: $10,638,615,031)		12,926,183,671
Preferred Stocks
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	122,417	6,404,973
Henkel AG & Co. KGaA, Preference Shares, NVS	109,581	8,877,473
		15,282,446
Total Preferred Stocks — 0.1% (Cost: $19,327,761)		15,282,446

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	15,091	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $10,657,942,792)		12,941,466,117
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	38,954,110	38,973,587
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	770,000	770,000
Total Short-Term Securities — 0.3% (Cost: $39,744,366)		39,743,587
Total Investments — 99.6% (Cost: $10,697,687,158)		12,981,209,704
Other Assets Less Liabilities — 0.4%		46,325,437
Net Assets — 100.0%		$13,027,535,141

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,535,013	$32,437,465 (a)	$—	$1,888	$(779)	$38,973,587	38,954,110	$11,815 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,750,000	—	(1,980,000)(a)	—	—	770,000	770,000	22,332	—
				$1,888	$(779)	$39,743,587		$34,147	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	62	12/11/25	$13,395	$749,114
SPI 200 Index	84	12/18/25	12,218	(5,581)
Euro STOXX 50 Index	541	12/19/25	35,351	1,256,890

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI Intl Quality Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	155	12/19/25	$19,881	$833,102
				$2,833,525
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,058,333,999	$11,867,849,672	$—	$12,926,183,671
Preferred Stocks	—	15,282,446	—	15,282,446
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	39,743,587	—	—	39,743,587
	$1,098,077,586	$11,883,132,118	$—	$12,981,209,704
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,256,890	$1,582,216	$—	$2,839,106
Liabilities
Equity Contracts	(5,581)	—	—	(5,581)
	$1,251,309	$1,582,216	$—	$2,833,525

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust